Investment Objectives and Goals - Alps Equal Sector Weight ETF	Jun. 01, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section ALPS Equal Sector Weight ETF (THE “FUND”)
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]

The Fund seeks investment results that correspond (before fees and expenses) generally to the performance of the VettaFi Modelist Equal Weight Sector 500 Index (ticker symbol VFES500) (“Underlying Index”).